Note 12 - Subordinated Debentures (Trust Preferred Securities) (Details Textual) - USD ($)		12 Months Ended
	Nov. 17, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest Paid	$ 1,069,695	$ 6,529,615	$ 6,536,994	$ 7,898,543